Transactions with Related Parties - Account Balances with Related Parties (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Wave City Development Co., Ltd. [member] | Accounts Receivable Trade And Others [member]
Disclosure of transactions between related parties [line items]
Allowances for losses on accounts receivable from related party	₩ 1,102	₩ 10,880